Estimated Useful Life Of Property and Equipment (Detail)	12 Months Ended
Sep. 28, 2012
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	40 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	14 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	1 year